Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net income/(loss)	$ 640,485	$ 279,565	$ (1,892,581)
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Depreciation and amortization	936,518	705,785	56,807
Inventory write-down	7,594	3,358	1,391
(Gain)/loss on disposal of property and equipment	(10,065)	84,372	11,267
(Reversal)/provision for doubtful accounts	(4,735)	5,330	1,112
Deferred tax assets	(121,774)	(187,805)	(193,386)
Amortization of right-of-use assets	196,111	93,078
Changes in operating assets and liabilities:
Accounts receivables, net	168,352	(162,286)	172,705
Prepaid expenses and other current assets	96,830	(479,151)	(73,390)
Accounts payables	(265,400)	673,387	(84,798)
Contract liabilities	(2,998,624)	8,110,501	41,048
Advance to suppliers	714,807	(536,253)	183,425
Inventories, net	17,671	(113,777)	(167,981)
Accrued expenses and other current liabilities	(345,647)	455,274	35,531
Operating lease liabilities	(189,068)	(122,697)
Amounts due to related parties	(356,127)
Net cash (used in)/provided by operating activities	(1,513,072)	8,808,681	(1,908,850)
Cash flows from investing activities:
Purchases of property and equipment	(288,702)	(4,624,237)	(24,218)
Proceeds on disposal of property and equipment	63,670
Cash received from reverse recapitalization	317,722
Purchases of intangible assets	(2,596,313)
Net cash used in investing activities	(2,503,623)	(4,624,237)	(24,218)
Cash flows from financing activities:
Payments of listing fees	(1,467,890)	(752,955)
Loans paid to related parties		(867,363)	(119,859)
Repayments of loans from related parties	877,676
Repayments of loans to related parties	(1,384,121)
Proceeds from long-term loans	1,376,046
Loans received from related parties	2,159,229	408,240	1,045,072
Net cash provided by/ (used in) financing activities	1,560,940	(1,212,078)	925,213
Effect of foreign currency translation	12,859	(144,906)	126,662
Net (decrease)/increase in cash and cash equivalents:	(2,442,896)	2,827,460	(881,193)
Cash and cash equivalents at beginning of year	3,190,995	363,535	1,244,728
Cash and cash equivalents at end of year	748,099	3,190,995	363,535
Supplemental disclosure of cash flow information
Income tax paid	14,278	42,934	1,882
Interest paid	49,371
Cash paid for amounts included in the measurement of lease liabilities		122,697
Supplemental disclosure of non-cash financing activities
Lease liabilities arising from obtaining right-of-use assets	$ 39,420	$ 751,688